EARNINGS/(LOSS) PER SHARE	12 Months Ended
Jul. 31, 2026
Earnings/(loss) per share
EARNINGS/(LOSS) PER SHARE

15. EARNINGS/(LOSS) PER SHARE

The following table sets forth the basic and diluted net earnings/(loss) per share computation and provides a reconciliation of the numerator and denominator for the periods presented:

	For the Years Ended July 31,
	2024	2025	2026
Numerator:
Net income/(loss)	$153,227	$209,911	$(5,842,749)

Denominator:
Weighted average number of ordinary shares	4,273,183	4,943,920	9,016,565

Earnings/(loss) per share
-Basic and diluted	$0.0359	$0.0425	$(0.6480)

* The shares are presented on a retroactive basis to reflect the reverse recapitalization (Note 1 and Note 2(s)).

There were no potentially dilutive instruments outstanding as of July 31, 2024 and 2025. Potentially dilutive instruments outstanding as of July 31, 2026 comprised: 1) 800 Series B Preferred Shares, which are convertible into ordinary shares at variable conversion prices subject to alternate conversion at 80% of the 5-day VWAP immediately preceding the conversion date (Note 10); and 2) convertible note (Note 8), which is convertible into ordinary shares at a conversion price subject to alternate conversion at 90% of the lowest 10-day VWAP. As the Group incurred net loss for the year ended July 31, 2026, all potentially dilutive instruments were anti-dilutive and therefore excluded from the diluted EPS computation.